Bank Loans	12 Months Ended
Mar. 31, 2024
Bank Loans [Abstract]
BANK LOANS

Note 10 — BANK LOANS

Long-term and short-term bank loans are as follows:

	As of March 31,
	2023	2024	2024
	S$	S$	US$
Total bank loans	3,796,443	3,669,815	2,723,425
Less: current portion of bank loans	(381,083)	(598,848)	(444,414)
Long-term bank loans	3,415,360	3,070,967	2,279,011

Bank loans comprised of the following:

Loan	Principal amount		Maturity date	Interest rate	Repayment method	March 31, 2023	March 31, 2024	March 31, 2024
						S$	S$	US$
				Fixed at 1.68% for first 2 years.

Mortgage loan I	S$	3,270,400	July 31, 2030	Subsequent years- 1.30% to 2.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)	Monthly repayment	1,565,924	1,364,353	1,012,507

Mortgage loan II	S$	1,062,500	May 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	743,685	708,010	525,425

Mortgage loan III	S$	887,000	March 31, 2031	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	722,999	644,691	478,435

Mortgage loan IV	S$	907,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	670,573	634,075	470,557

Term loan I	S$	960,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	75,001	70,937	52,643

Term loan II	S$	200,000	August 31, 2036	1.30% to 2.0% over the applicable 3-month SORA	Monthly repayment	18,261	17,248	12,800

Trust receipts	S$	1,000,000	N/A	Prevailing Cost of Funds plus 1.50%	Upon 90 to 120 days	—	230,501	171,058
Total bank loans						3,796,443	3,669,815	2,723,425

For the years ended March 31, 2022, 2023 and 2024, the effective interest rate of the Company’s bank loans ranged from 1.68% to 3.96%, 1.50% to 4.44% and 3.53% to 6.71%, per annum respectively.

Interest expenses arising from the Company’s bank loans for the years ended March 31, 2022, 2023 and 2024 amounted to S$84,261, S$101,271 and S$134,001 (US$99,444) respectively.

The Company’s bank loans are secured by the following — existing first legal mortgages over certain properties of the Company, existing joint and several guarantees from a director and shareholders of the Company, Mr Zhang Jian and Ms Xu Yukai (“Mr and Mrs Zhang”) and existing first legal assignment over an insurance policy for a shareholder of the Company.

The maturity dates for the Company’s outstanding bank loans as of March 31, 2024 are as follows:

	SGD	USD
2025	698,928	518,685
2026	468,427	347,627
2027	468,427	347,627
2028	468,427	347,627
2029	468,427	347,627
Thereafter	1,723,113	1,278,748
Total bank loans	4,295,749	3,187,941
Less: Imputed interest	(625,934)	(464,516)
Present value of bank loans	3,669,815	2,723,425

The Company’s bank loan agreements contain certain covenants, which require compliance with certain financial ratios. As of March 31, 2023 and 2024, the Company were in compliance with all the financial covenants under its existing loan agreements.